Inventories - Schedule of Noncurrent Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Ore stock-pile inventory	$ 67,891	$ 56,497
Materials and supplies	66,638	43,571
Non-current inventories	$ 134,529	$ 100,068